Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues		¥ 146,371,285	$ 20,052,784	¥ 84,254,221
Cost of revenues		(103,811,688)	(14,222,143)	(54,192,050)
Gross profit		42,559,597	5,830,641	30,062,171
Operating expenses
Selling and marketing expenses		(18,564,666)	(2,543,349)	(20,993,374)
General and administrative expenses		(14,282,228)	(1,956,657)	(10,153,441)
Research and development expenses		(5,908,365)	(809,443)	(7,294,313)
Total operating expenses		(38,755,259)	(5,309,449)	(38,441,128)
(Loss) income from operations		3,804,338	521,192	(8,378,957)
Other (expense) income:
Interest expense, net		(1,423,313)	(194,993)	(431,796)
Other income, net		533,414	73,077	127,399
Gain on fair value change of derivative liabilities		722,631	99,000
Loss on settlement of convertible notes		(4,061,543)	(556,429)
Total other expense, net		(4,228,811)	(579,345)	(304,397)
Loss Before Income Taxes		(424,473)	(58,153)	(8,683,354)
Income tax benefits (expenses)		(1,091,247)	(149,500)	137,354
Net Loss		(1,515,720)	(207,653)	(8,546,000)
Other comprehensive loss
Foreign currency translation adjustments		(390,307)	(53,472)	(1,513)
Comprehensive loss		¥ (1,906,027)	$ (261,125)	¥ (8,547,513)
Weighted average number of ordinary share outstanding
Basic (in Shares)	[1]	31,587,188	31,587,188	30,000,000
Diluted (in Shares)	[1]	31,587,188	31,587,188	30,000,000
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.05)	$ (0.01)	¥ (0.28)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.05)	$ (0.01)	¥ (0.28)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares.